Income Taxes - Tax Effects of Temporary Differences Related to Deferred Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Allowance for loan losses	$ 431	$ 771
Stock based compensation	310	253
Deferred compensation, and other accruals	507	472
Employee benefit expense	0	0
Non-accrual loan interest	1	33
Unrealized loss on securities available for sale	2,307	0
Other	10	7
Total deferred tax assets	3,566	1,536
Deferred tax liabilities
Depreciation	(414)	(407)
Deferred loan costs, net	(11)	(34)
FHLB stock dividends	(182)	(304)
Unrealized gains on securities available for sale	0	(2,298)
Prepaid expenses	(68)	(49)
Intangibles	(78)	(97)
Employee benefit expense	(390)	(28)
Total deferred tax liabilities	(1,143)	(3,217)
Net deferred tax asset (liability)	$ 2,423
Net deferred tax asset (liability)		$ (1,681)